Expense Example - iShares Bloomberg Roll Select Commodity Strategy ETF - iShares Bloomberg Roll Select Commodity Strategy ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	$ 364